3. EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Equipment
	As of March 31, 2015	As of December 31, 2014

Automobile	$41,805	$41,805
Laboratory Equipment	36,822	-
Office Equipment	8,017	5,560
Less Accumulated Depreciation	(6,807)	(4,174)

Total Property and Equipment	$79,837	$43,191

	As of December 31, 2014	As of December 31, 2013

Automobile	$41,805	$25,828
Office Equipment	5,560	5,560
Less Accumulated Depreciation	(4,174)	(17,295)

Total Property and Equipment	$43,191	$14,093